Segment Information (Tables)	3 Months Ended
Mar. 31, 2011
Segment Information [Abstract]
Schedule Of Segment Reporting Information
Three Months Ended March 31, 2011

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 98.2	$ --	$ 263.3	$ --	$ 361.5	$ --	$ 361.5
Operating expenses Contract drilling (exclusive of depreciation)	40.9	--	150.3	0.4	191.6	--	191.6
Depreciation	16.3	--	42.4	0.4	59.1	.4	59.5
General and administrative	--	--	--	--	--	30.1	30.1
Operating income (loss)	$ 41.0	$ --	$ 70.6	$(0.8)	$ 110.8	$(30.5)	$ 80.3
Property and equipment, net	$3,008.7	$ --	$2,232.8	$14.0	$5,255.5	$ 3.6	$5,259.1

Three Months Ended March 31, 2010

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 130.4	$ --	$ 318.2	$ --	$ 448.6	$ --	$ 448.6
Operating expenses Contract drilling (exclusive of depreciation)	45.0	--	137.0	0.4	182.4	--	182.4
Depreciation	9.8	--	40.9	0.7	51.4	.3	51.7
General and administrative	--	--	--	--	--	20.6	20.6
Operating income (loss)	$ 75.6	$ --	$ 140.3	$(1.1)	$ 214.8	$(20.9)	$ 193.9
Property and equipment, net	$2,341.5	$ --	$2,108.8	$28.1	$4,478.4	$ 4.2	$4,482.6